Borrowings - Schedule of Borrowings (Detail) - USD ($)				3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 23, 2021	Aug. 06, 2020	Jan. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Apr. 30, 2020	Apr. 13, 2020	Dec. 31, 2019	Aug. 31, 2019	Apr. 30, 2019	Nov. 30, 2018	Aug. 24, 2018	Aug. 13, 2018	Jan. 23, 2018
Debt Instrument [Line Items]
Long-term Debt					$ 56,354,000	$ 25,354,000
Secured Debt [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Funding SPE II, LLC	Opportunity Funding SPE II, LLC
Borrowing Capacity					$ 56,460,000	$ 85,183,818
Long-term Debt					$ 17,649,000	$ 16,024,578			$ 17,407,874
Interest Rate					15.00%	15.00%
Maturity Date					October 2021	October 2021
Senior Notes [Member]
Debt Instrument [Line Items]
Borrowing Capacity					$ 375,000,000	$ 385,000,000
Long-term Debt					$ 206,644,000	$ 131,726,397			202,487,914
Subordinated Debt [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Financial, LLC	Opportunity Financial, LLC
Borrowing Capacity					$ 4,000,000	$ 4,000,000
Long-term Debt						$ 4,000,000			4,000,000
Debt Instrument, Basis Spread on Variable Rate					14.00%	14.00%
Maturity Date					December 2023	December 2023
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Financial, LLC	Opportunity Financial, LLC
Borrowing Capacity					$ 6,354,000	$ 6,354,000		$ 6,354,000
Long-term Debt					$ 6,354,000	$ 6,354,000
Debt Instrument, Basis Spread on Variable Rate					1.00%	1.00%
Maturity Date					April 2022	April 2022
Revolving Line Of Credit One [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Financial, LLC	Opportunity Financial, LLC
Borrowing Capacity						$ 10,000,000								$ 10,000,000
Long-term Debt						$ 5,000,000			5,000,000
Debt Instrument, Interest Rate, Basis for Effective Rate					LIBOR plus 2.50	LIBOR plus 2.50
Maturity Date		February 2022			February 2022	February 2022
Revolving Line Of Credit Two [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Funding SPE III, LLC	Opportunity Funding SPE III, LLC
Borrowing Capacity			$ 175,000,000		$ 175,000,000	$ 175,000,000							$ 125,000,000		$ 75,000,000
Long-term Debt					$ 87,500,000	$ 59,200,000			101,667,000
Debt Instrument, Interest Rate, Basis for Effective Rate			one-month LIBOR plus 6 percent with a 2 percent LIBOR floor		LIBOR plus 6.00	LIBOR plus 6.00
Debt Instrument, Basis Spread on Variable Rate			6.00%
Maturity Date					January 2024	January 2024
Revolving Line Of Credit Three [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Funding SPE V, LLC	Opportunity Funding SPE V, LLC
Borrowing Capacity					$ 75,000,000	$ 75,000,000					$ 75,000,000
Long-term Debt					$ 37,500,000	$ 24,222,000			42,261,000
Debt Instrument, Interest Rate, Basis for Effective Rate					LIBOR plus 7.25	LIBOR plus 7.25
Maturity Date					April 2023	April 2023
Revolving Line Of Credit Four [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Funding SPE VI, LLC	Opportunity Funding SPE VI, LLC
Borrowing Capacity					$ 50,000,000	$ 50,000,000					$ 50,000,000
Long-term Debt					$ 25,000,000	$ 16,148,000			28,175,000
Debt Instrument, Interest Rate, Basis for Effective Rate					LIBOR plus 7.25	LIBOR plus 7.25
Maturity Date					April 2023	April 2023
Revolving Line Of Credit Five [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Funding SPE IV, LLC	Opportunity Funding SPE IV, LLC
Borrowing Capacity					$ 25,000,000	$ 25,000,000				$ 25,000,000
Long-term Debt					$ 8,300,000	$ 12,506,000			10,930,000
Debt Instrument, Interest Rate, Basis for Effective Rate					LIBOR plus 4.25	LIBOR plus 4.25
Maturity Date					September 2021	September 2021
Revolving Credit Facility [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Borrowing Capacity					$ 325,000,000	$ 335,000,000
Long-term Debt					$ 158,300,000	$ 117,076,000			188,033,000
Term Loan [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Borrower					Opportunity Financial, LLC	Opportunity Financial, LLC
Borrowing Capacity					$ 50,000,000	$ 50,000,000	$ 50,000,000					$ 25,000,000
Long-term Debt					$ 48,344,000	$ 14,650,397			$ 14,454,914
Debt Instrument, Interest Rate, Basis for Effective Rate	LIBOR plus 14%			LIBOR plus 10%	LIBOR plus 10.00	LIBOR plus 14.00
Debt Instrument, Basis Spread on Variable Rate				10.00%		14.00%
Maturity Date					March 2025	November 2023